Shareholders’ Equity (Details) $ / shares in Units, ¥ in Millions									12 Months Ended
	Apr. 16, 2024 $ / shares shares	Apr. 20, 2023 $ / shares shares	Nov. 09, 2022 USD ($) shares	Nov. 07, 2022 $ / shares shares	Feb. 19, 2021 CNY (¥)	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) shares	Oct. 09, 2020 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 shares	Mar. 30, 2021 CNY (¥)	Aug. 31, 2019
Shareholders’ Equity [Line Item]
Description of reverse stock split								2 for 1 reverse stock split whereby every two authorized, issued and outstanding ordinary share was exchanged for one new ordinary shares
Ordinary shares authorized									250,000,000	250,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares									$ 0.0002	$ 0.0002
Ordinary shares outstanding									14,279,182	14,259,182
Ordinary shares issued									14,279,182	14,259,182
Gross proceeds (in Dollars) | $										$ 23,010,000
Commencing effective days						180 days
Warrant exercisable per share (in Dollars per share) | $ / shares						$ 10
Public offering price percentage						125.00%
Shares fair value (in Dollars) | $							$ 16,000		49,000	59,600
Gross proceeds (in Dollars) | $			$ 25,000,000
Purchase additional ordinary shares			250.00%
Grant date fair value (in Dollars per share) | $ / shares	$ 2.45	$ 2.98
Recognized compensation cost (in Dollars) | $									$ 49,000	$ 59,600
Subsidiaries are required to after-tax profits									10.00%
Percentage of reserve fund									50.00%
Wenzhou Hongshun [Member]
Shareholders’ Equity [Line Item]
Acquired equity percentage					99.00%				99.00%
Di Wang [Member]
Shareholders’ Equity [Line Item]
Acquired equity percentage					1.00%				1.00%
Wenzhou Hongshun Stainless Steel Ltd [Member]
Shareholders’ Equity [Line Item]
Acquired equity percentage														99.00%
Huadi Steel Group Limited [Member]
Shareholders’ Equity [Line Item]
Acquired equity percentage									1.00%	1.00%
Maximum [Member]
Shareholders’ Equity [Line Item]
Ordinary shares authorized								500,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares								$ 0.0002
Ordinary shares outstanding								20,000,000
Ordinary shares issued								20,000,000
Minimum [Member]
Shareholders’ Equity [Line Item]
Ordinary shares authorized								250,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares								$ 0.0001
Ordinary shares outstanding								10,000,000
Ordinary shares issued								10,000,000
Ordinary shares [Member]
Shareholders’ Equity [Line Item]
Ordinary shares outstanding									14,279,182	14,259,182	13,239,182	13,127,000
Share issued										1,000,000
Price per share (in Dollars per share) | $ / shares				$ 0.0002
Shares fair value (in Dollars) | $									$ 4	$ 4
Closed the offering for the sale of ordinary share				3,500,000
Henry He Huang [Member]
Shareholders’ Equity [Line Item]
Shares issued							2,000
Huadi Steel Group Limited [Member]
Shareholders’ Equity [Line Item]
Increase investment (in Yuan Renminbi) | ¥					¥ 99
Wenzhou Hongshun [Member]
Shareholders’ Equity [Line Item]
Investment paid (in Yuan Renminbi) | ¥													¥ 32
Di Wang [Member]
Shareholders’ Equity [Line Item]
Increase investment (in Yuan Renminbi) | ¥					¥ 1
Mr. Jianping Xiang [Member]
Shareholders’ Equity [Line Item]
Share issued									20,000	20,000
Chief Financial Officer [Member]
Shareholders’ Equity [Line Item]
Granted annual bonus share	20,000	20,000
IPO [Member]
Shareholders’ Equity [Line Item]
Share issued						3,125,000
Price per share (in Dollars per share) | $ / shares						$ 8
Gross proceeds (in Dollars) | $						$ 25,000,000
Percentage of shares issued						6.00%
Warrant exercised
Closed the offering for the sale of ordinary share			1,000,000